Loans (Tables)	9 Months Ended
Jul. 31, 2020
Text block [abstract]
Summary of Allowance for Credit Losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the three months ended	2020 Jul. 31
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
Residential mortgages
Balance at beginning of period	$50	$82	$158	$290
Originations net of repayments and other derecognitions	2	(3)	(4)	(5)
Changes in model	(1)	3	–	2
Net remeasurement (2)	(1 7)	2 3	21	2 7
Transfers (2)
– to 12-month ECL	19	(18)	(1)	–
– to lifetime ECL performing	(4)	6	(2)	–
– to lifetime ECL credit-impaired	–	(3)	3	–
Provision for (reversal of) credit losses (3)	(1)	8	17	24
Write-offs	–	–	(5)	(5)
Recoveries	–	–	2	2
Interest income on impaired loans	–	–	(5)	(5)
Foreign exchange and other	(1)	(2)	(2)	(5)
Balance at end of period	$48	$88	$165	$301
Personal
Balance at beginning of period	$185	$484	$130	$799
Originations net of repayments and other derecognitions	3	(16)	(3)	(16)
Changes in model	(2)	28	–	26
Net remeasurement (2)	(6 3)	1 21	65	1 23
Transfers (2)
– to 12-month ECL	76	(75)	(1)	–
– to lifetime ECL performing	(30)	33	(3)	–
– to lifetime ECL credit-impaired	–	(17)	17	–
Provision for (reversal of) credit losses (3)	(16)	74	75	133
Write-offs	–	–	(89)	(89)
Recoveries	–	–	15	15
Interest income on impaired loans	–	–	(1)	(1)
Foreign exchange and other	–	–	1	1
Balance at end of period	$169	$558	$131	$858
Credit card
Balance at beginning of period	$145	$565	$–	$710
Originations net of repayments and other derecognitions	(1)	(10)	–	(11)
Changes in model	–	–	–	–
Net remeasurement (2)	(42)	1 08	(6)	60
Transfers (2)
– to 12-month ECL	5 4	(5 4)	–	–
– to lifetime ECL performing	(12)	12	–	–
– to lifetime ECL credit-impaired	–	(55)	55	–
Provision for (reversal of) credit losses (3)	(1)	1	49	49
Write-offs	–	–	(78)	(78)
Recoveries	–	–	29	29
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of period	$144	$566	$–	$710
Business and government
Balance at beginning of period	$474	$517	$521	$1,512
Originations net of repayments and other derecognitions	8	(11)	(5)	(8)
Changes in model	–	–	–	–
Net remeasurement (2)	119	86	122	327
Transfers (2)
– to 12-month ECL	28	(25)	(3)	–
– to lifetime ECL performing	(44)	47	(3)	–
– to lifetime ECL credit-impaired	(4)	(44)	48	–
Provision for (reversal of) credit losses (3)	107	53	159	319
Write-offs	–	–	(47)	(47)
Recoveries	–	–	2	2
Interest income on impaired loans	–	–	(6)	(6)
Foreign exchange and other	(13)	(12)	(15)	(40)
Balance at end of period	$568	$558	$614	$1,740
Total ECL allowance (4)	$929	$1,770	$910	$3,609
Comprises:
Loans	$769	$1,670	$908	$3,347
Undrawn credit facilities and other off-balance sheet exposures (5)	160	100	2	262
(1)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.
(2)
Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(3)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance
sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(4)
See Note 5 for the ECL allowance on debt securities measured at FVOCI. The table above excludes the ECL allowance on debt securities classified at amortized cost of $16 million as at July 31, 2020 (April 30, 2020: $15 million), $14 million of which was a stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (April 30, 2020: $13 million). The ECL allowances for other financial assets classified at amortized cost were immaterial as at July 31, 2020 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(5)	Included in Other liabilities on our interim consolidated balance sheet.

$ millions, as at or for the three months ended	2020 Apr. 30				2019 Jul. 31
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
Residential mortgages
Balance at beginning of period	$28	$40	$146	$214	$30	$42	$148	$220
Originations net of repayments and other derecognitions	2	(2)	(5)	(5)	1	(2)	(4)	(5)
Changes in model	(1)	2	–	1	(1)	–	–	(1)
Net remeasurement (2)	23	35	25	83	(8)	5	20	17
Transfers (2)
– to 12-month ECL	8	(6)	(2)	–	10	(6)	(4)	–
– to lifetime ECL performing	(10)	14	(4)	–	(1)	5	(4)	–
– to lifetime ECL credit-impaired	–	(2)	2	–	–	(2)	2	–
Provision for (reversal of) credit losses (3)	22	41	16	79	1	–	10	11
Write-offs	–	–	(3)	(3)	–	–	(5)	(5)
Recoveries	–	–	1	1	–	–	–	–
Interest income on impaired loans	–	–	(4)	(4)	–	–	(3)	(3)
Foreign exchange and other	–	1	2	3	(1)	–	(3)	(4)
Balance at end of period	$50	$82	$158	$290	$30	$42	$147	$219
Personal
Balance at beginning of period	$182	$268	$121	$571	$186	$218	$117	$521
Originations net of repayments and other derecognitions	8	(9)	(4)	(5)	14	(12)	–	2
Changes in model	(44)	79	–	35	(15)	30	(2)	13
Net remeasurement (2)	31	168	81	280	(43)	54	72	83
Transfers (2)
– to 12-month ECL	43	(42)	(1)	–	32	(31)	(1)	–
– to lifetime ECL performing	(35)	40	(5)	–	(4)	7	(3)	–
– to lifetime ECL credit-impaired	–	(20)	20	–	–	(12)	12	–
Provision for (reversal of) credit losses (3)	3	216	91	310	(16)	36	78	98
Write-offs	–	–	(97)	(97)	–	–	(94)	(94)
Recoveries	–	–	15	15	–	–	16	16
Interest income on impaired loans	–	–	(2)	(2)	–	–	(1)	(1)
Foreign exchange and other	–	–	2	2	1	–	1	2
Balance at end of period	$185	$484	$130	$799	$171	$254	$117	$542
Credit card
Balance at beginning of period	$159	$347	$–	$506	$107	$379	$–	$486
Originations net of repayments and other derecognitions	(2)	(28)	–	(30)	–	(11)	–	(11)
Changes in model	(19)	54	–	35	35	(48)	–	(13)
Net remeasurement (2)	(7)	264	43	300	(51)	117	44	110
Transfers (2)
– to 12-month ECL	45	(45)	–	–	57	(57)	–	–
– to lifetime ECL performing	(31)	31	–	–	(4)	4	–	–
– to lifetime ECL credit-impaired	–	(59)	59	–	–	(59)	59	–
Provision for (reversal of) credit losses (3)	(14)	217	102	305	37	(54)	103	86
Write-offs	–	–	(128)	(128)	–	–	(131)	(131)
Recoveries	–	–	26	26	–	–	28	28
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	1	–	1	–	–	–	–
Balance at end of period	$145	$565	$–	$710	$144	$325	$–	$469
Business and government
Balance at beginning of period	$231	$163	$393	$787	$224	$126	$283	$633
Originations net of repayments and other derecognitions	24	(1)	(5)	18	10	(3)	(4)	3
Changes in model	14	(5)	–	9	(3)	–	–	(3)
Net remeasurement (2)	314	246	131	691	(11)	25	82	96
Transfers (2)
– to 12-month ECL	13	(11)	(2)	–	21	(20)	(1)	–
– to lifetime ECL performing	(131)	133	(2)	–	(9)	10	(1)	–
– to lifetime ECL credit-impaired	–	(12)	12	–	(1)	(4)	5	–
Provision for (reversal of) credit losses (3)	234	350	134	718	7	8	81	96
Write-offs	–	–	(16)	(16)	–	–	(57)	(57)
Recoveries	–	–	3	3	–	–	4	4
Interest income on impaired loans	–	–	(3)	(3)	–	–	(4)	(4)
Foreign exchange and other	9	4	10	23	(3)	(1)	(8)	(12)
Balance at end of period	$474	$517	$521	$1,512	$228	$133	$299	$660
Total ECL allowance (4)	$854	$1,648	$809	$3,311	$573	$754	$563	$1,890
Comprises:
Loans	$704	$1,553	$807	$3,064	$514	$696	$561	$1,771
Undrawn credit facilities and other off-balance sheet exposures (5)	150	95	2	247	59	58	2	119
(1)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.
(2)
Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(3)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance
sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(4)
See Note 5 for the ECL allowance on debt securities measured at FVOCI. The table above excludes the ECL allowance on debt securities classified at amortized cost of $15 million as at April 30, 2020 (July 31, 2019: $1 million), $13 million of which was a stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (July 31, 2019: nil). The ECL allowances for other financial assets classified at amortized cost were immaterial as at April 30, 2020 and July 31, 2019 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(5)	Included in Other liabilities on our interim consolidated balance sheet.

$ millions, as at or for the nine months ended	2020 Jul. 31				2019 Jul. 31
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
Residential mortgages
Balance at beginning of period	$28	$43	$140	$211	$27	$44	$143	$214
Originations net of repayments and other derecognitions	5	(8)	(14)	(17)	3	(8)	(16)	(21)
Changes in model	(3)	5	–	2	(2)	(6)	–	(8)
Net remeasurement (2)	(6)	6 5	68	127	(29)	25	67	63
Transfers (2)
– to 12-month ECL	39	(34)	(5)	–	32	(22)	(10)	–
– to lifetime ECL performing	(15)	25	(10)	–	(2)	15	(13)	–
– to lifetime ECL credit-impaired	–	(7)	7	–	–	(5)	5	–
Provision for (reversal of) credit losses (3)	20	46	46	112	2	(1)	33	34
Write-offs	–	–	(11)	(11)	–	–	(18)	(18)
Recoveries	–	–	4	4	–	–	1	1
Interest income on impaired loans	–	–	(14)	(14)	–	–	(9)	(9)
Foreign exchange and other	–	(1)	–	(1)	1	(1)	(3)	(3)
Balance at end of period	$48	$88	$165	$301	$30	$42	$147	$219
Personal
Balance at beginning of period	$174	$271	$128	$573	$190	$199	$109	$498
Originations net of repayments and other derecognitions	20	(38)	(10)	(28)	32	(38)	–	(6)
Changes in model	(3 5)	100	–	65	(15)	30	(1)	14
Net remeasurement (2)	(10 3)	379	210	486	(143)	198	223	278
Transfers (2)
– to 12-month ECL	186	(182)	(4)	–	135	(132)	(3)	–
– to lifetime ECL performing	(73)	84	(11)	–	(29)	41	(12)	–
– to lifetime ECL credit-impaired	–	(56)	56	–	–	(44)	44	–
Provision for (reversal of) credit losses (3)	(5)	287	241	523	(20)	55	251	286
Write-offs	–	–	(286)	(286)	–	–	(288)	(288)
Recoveries	–	–	50	50	–	–	47	47
Interest income on impaired loans	–	–	(4)	(4)	–	–	(3)	(3)
Foreign exchange and other	–	–	2	2	1	–	1	2
Balance at end of period	$169	$558	$131	$858	$171	$254	$117	$542
Credit card
Balance at beginning of period	$145	$340	$–	$485	$102	$370	$–	$472
Originations net of repayments and other derecognitions	(3)	(55)	–	(58)	–	(34)	–	(34)
Changes in model	(6)	59	–	53	36	(48)	–	(12)
Net remeasurement (2)	(1 26)	5 28	77	479	(133)	335	137	339
Transfers (2)
– to 12-month ECL	186	(186)	–	–	160	(160)	–	–
– to lifetime ECL performing	(52)	52	–	–	(22)	22	–	–
– to lifetime ECL credit-impaired	–	(172)	172	–	–	(162)	162	–
Provision for (reversal of) credit losses (3)	(1)	226	249	474	41	(47)	299	293
Write-offs	–	–	(332)	(332)	–	–	(387)	(387)
Recoveries	–	–	83	83	–	–	88	88
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	1	2	–	3
Balance at end of period	$144	$566	$–	$710	$144	$325	$–	$469
Business and government
Balance at beginning of period	$239	$158	$378	$775	$180	$147	$230	$557
Originations net of repayments and other derecognitions	39	(17)	(15)	7	24	(16)	(16)	(8)
Changes in model	14	(1)	(1)	12	3	3	3	9
Net remeasurement (2)	404	354	312	1,070	(13)	57	226	270
Transfers (2)
– to 12-month ECL	65	(58)	(7)	–	54	(51)	(3)	–
– to lifetime ECL performing	(186)	192	(6)	–	(14)	17	(3)	–
– to lifetime ECL credit-impaired	(4)	(64)	68	–	(2)	(25)	27	–
Provision for (reversal of) credit losses (3)	332	406	351	1,089	52	(15)	234	271
Write-offs	–	–	(103)	(103)	–	–	(155)	(155)
Recoveries	–	–	8	8	–	–	10	10
Interest income on impaired loans	–	–	(14)	(14)	–	–	(13)	(13)
Foreign exchange and other	(3)	(6)	(6)	(15)	(4)	1	(7)	(10)
Balance at end of period	$568	$558	$614	$1,740	$228	$133	$299	$660
Total ECL allowance (4)	$929	$1,770	$910	$3,609	$573	$754	$563	$1,890
Comprises:
Loans	$769	$1,670	$908	$3,347	$514	$696	$561	$1,771
Undrawn credit facilities and other off-balance sheet exposures (5)	160	100	2	262	59	58	2	119
(1)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.
(2)
Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(3)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance
sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(4)
See Note 5 for the ECL allowance on debt securities measured at FVOCI. The table above excludes the ECL allowance on debt securities classified at amortized cost of $16 million as at July 31, 2020 (July 31, 2019: $1 million), $14 million of which was a stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (July 31, 2019: nil). The ECL allowances for other financial assets classified at amortized cost were immaterial as at July 31, 2020 and July 31, 2019 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(5)	Included in Other liabilities on our interim consolidated balance sheet.

Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses
Significant changes to our forecasts were made in the quarter ended April 30, 2020. The forecasts updated in the third quarter of 2020 reflect relatively modest changes compared to the second quarter of 2020, particularly for Canada, although the next 12-month forecasts have generally improved because the trough of the downturn in the second calendar quarter of 2020 was only reflected in the prior quarter’s forecasts. The downside forecast for the U.S. was weaker than in the prior quarter, due to uncertainty emanating from a surge in COVID-19 cases in many parts of the country. The following table provides the base case, upside case and downside case scenario forecasts for select forward-looking information variables used to estimate our ECL.

	Base case		Upside case		Downside case
	Average	Average	Average	Average	Average	Average
	value over	value over	value over	value over	value over	value over
	the next	the remaining	the next	the remaining	the next	the remaining
As at July 31, 2020	12 months	forecast period (2)	12 months	forecast period (2)	12 months	forecast period (2)
Real GDP year-over-year growth
Canada (1)	(0.7)%	4.3%	0.8%	5.5%	(5.3)%	1.6%
United States	(0.4)%	4.6%	1.4%	5.4%	(5.1)%	1.1%
Unemployment rate
Canada (1)	9.2%	7.6%	7.9%	6.3%	10.9%	9.4%
United States	8.0%	5.7%	6.6%	4.8%	12.2%	10.3%
Canadian Housing Price Index growth (1)	(0.3)%	1.8%	5.5%	6.5%	(9.4)%	(2.9)%
S&P 500 Index growth rate	4.1%	4.8%	9.8%	8.7%	(13.1)%	(11.8)%
West Texas Intermediate Oil Price (US$)	$39	$48	$48	$65	$32	$39
	Base case		Upside case		Downside case
	Average	Average	Average	Average	Average	Average
	value over	value over	value over	value over	value over	value over
	the next	the remaining	the next	the remaining	the next	the remaining
As at April 30, 2020	12 months	forecast period (2)	12 months	forecast period (2)	12 months	forecast period (2)
Real GDP year-over-year growth
Canada (1)	(6.6)%	5.3%	(2.1)%	6.4%	(9.5)%	1.4%
United States	(6.5)%	5.5%	1.1%	7.1%	(10.4)%	1.5%
Unemployment rate
Canada (1)	10.9%	7.1%	8.9%	6.0%	12.8%	8.7%
United States	8.9%	5.4%	6.0%	3.9%	11.3%	7.1%
Canadian Housing Price Index growth (1)	(3.0)%	0.8%	(0.1)%	4.3%	(5.9)%	(2.1)%
S&P 500 Index growth rate	(5.7)%	4.8%	10.3%	16.6%	(34.8)%	(17.1)%
West Texas Intermediate Oil Price (US$)	$36	$47	$51	$67	$30	$32
	Base case		Upside case		Downside case
	Average	Average	Average	Average	Average	Average
	value over	value over	value over	value over	value over	value over
	the next	the remaining	the next	the remaining	the next	the remaining
As at October 31, 2019	12 months	forecast period (2)	12 months	forecast period (2)	12 months	forecast period (2)
Canadian Real GDP year-over-year growth (1)	1.5%	1.8%	2.3%	2.5%	0.6%	0.8%
Canadian unemployment rate (1)	6.1%	5.9%	5.5%	5.5%	6.4%	6.5%
Canadian Housing Price Index growth (1)	1.6%	2.2%	4.8%	4.0%	(2.2)%	(0.8)%
S&P 500 Index growth rate	5.0%	4.7%	8.2%	6.6%	(3.7)%	(10.3)%
West Texas Intermediate Oil Price (US$)	$60	$60	$67	$74	$47	$43

(1)
National-level forward-looking forecasts are presented in the table above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

(2)	The remaining forecast period is generally two years.

Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades
The following tables provide the gross carrying amount of loans, and the contractual amounts of undrawn credit facilities and other off-balance
sheet exposures based on the application of our
12-month
point-in-time
PD under IFRS 9 to our risk management PD bands for retail exposures, and based on our internal risk ratings for business and government exposures. Refer to the “Credit risk” section of our 2019 Annual Report for details on the CIBC risk categories.
Loans
(1)

$ millions, as at				2020 Jul. 31				2019 Oct. 31
	Stage 1	Stage 2	Stage 3 (2)(3)	Total	Stage 1	Stage 2	Stage 3 (2)(3)	Total
Residential mortgages
– Exceptionally low	$141,98 8	$5	$–	$141,993	$142,260	$–	$–	$142,260
– Very low	4 4 , 196	1,761	–	45,957	37,140	–	–	37,140
– Low	1 2,937	5,733	–	18,670	17,315	1,010	–	18,325
– Medium	1,171	3,635	–	4,806	1,207	5,312	–	6,519
– High	319	1, 204	–	1,523	11	1,162	–	1,173
– Default	–	–	782	782	–	–	597	597
– Not rated	2,291	290	157	2,738	2,251	233	154	2,638
Gross residential mortgages (4)(5)	202, 902	1 2 , 62 8	939	216,469	200,184	7,717	751	208,652
ECL allowance	48	88	165	301	28	43	140	211
Net residential mortgages	20 2 , 854	1 2 , 540	774	216,168	200,156	7,674	611	208,441
Personal
– Exceptionally low	22,234	–	–	22,234	24,258	–	–	24,258
– Very low	3,590	49	–	3,639	4,321	1,353	–	5,674
– Low	8,122	1,575	–	9,697	4,955	1,582	–	6,537
– Medium	1,799	2,530	–	4,329	3,703	1,611	–	5,314
– High	270	702	–	972	302	613	–	915
– Default	–	–	161	161	–	–	164	164
– Not rated	608	43	40	691	720	29	40	789
Gross personal (5)	36,623	4,899	201	41,723	38,259	5,188	204	43,651
ECL allowance	142	549	131	822	160	265	128	553
Net personal	36,481	4,350	70	40,901	38,099	4,923	76	43,098
Credit card
– Exceptionally low	2,813	–	–	2,813	3,015	–	–	3,015
– Very low	1,028	66	–	1,094	1,142	83	–	1,225
– Low	4,411	897	–	5,308	5,619	274	–	5,893
– Medium	939	705	–	1,644	1,344	565	–	1,909
– High	2	412	–	414	10	538	–	548
– Default	–	–	–	–	–	–	–	–
– Not rated	147	7	–	154	158	7	–	165
Gross credit card	9,340	2,087	–	11,427	11,288	1,467	–	12,755
ECL allowance	124	518	–	642	129	291	–	420
Net credit card	9,216	1,569	–	10,785	11,159	1,176	–	12,335
Business and government
– Investment grade	51,297	328	–	51,625	46,800	251	–	47,051
– Non–investment grade	83,491	7,432	–	90,923	80,780	3,443	–	84,223
– Watchlist	610	3,026	–	3,636	374	1,575	–	1,949
– Default	–	–	1,443	1,443	–	–	866	866
– Not rated	363	195	–	558	752	79	45	876
Gross business and government (4)(6)	135,761	10,981	1,443	148,185	128,706	5,348	911	134,965
ECL allowance	455	515	612	1,582	209	146	376	731
Net business and government	135,306	10,466	831	146,603	128,497	5,202	535	134,234
Total net amount of loans	$38 3 , 857	$28 ,9 25	$1,675	$414,457	$377,911	$18,975	$1,222	$398,108
(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $24 million (October 31, 2019: $23 million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $16 million were recognized as at July 31, 2020 (October 31, 2019: $2 million), $14 million of which was stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (October 31, 2019: nil). Other financial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at July 31, 2020. Financial assets other than loans that are classified as amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(2)	Includes purchased credit-impaired loans from the acquisition of The PrivateBank.
(3)	Excludes foreclosed assets of $25 million (October 31, 2019: $25 million) which were included in Other assets on our interim consolidated balance sheet.
(4)	Includes $32 million (October 31, 2019: $60 million) of residential mortgages and $22,952 million (October 31, 2019: $21,182 million) of business and government loans that are measured at FVTPL.
(5)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a significant increase in credit risk has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(6)	Includes customers’ liability under acceptances of $9,689 million (October 31, 2019: $9,167 million).

Undrawn credit facilities and other
off-balance
sheet exposures

$ millions, as at				2020 Jul. 31				2019 Oct. 31
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$117,503	$170	$–	$117,673	$106,696	$120	$–	$106,816
– Very low	6,256	344	–	6,600	7,341	1,126	–	8,467
– Low	11,030	1,546	–	12,576	10,974	1,357	–	12,331
– Medium	1,453	1,079	–	2,532	1,737	752	–	2,489
– High	215	511	–	726	255	495	–	750
– Default	–	–	22	22	–	–	19	19
– Not rated	427	8	–	435	397	32	–	429
Gross retail	136,884	3,658	22	140,564	127,400	3,882	19	131,301
ECL allowance	47	57	–	104	30	55	–	85
Net retail	136,837	3,601	22	140,460	127,370	3,827	19	131,216
Business and government
– Investment grade	103,322	432	–	103,754	78,906	296	–	79,202
– Non-investment grade	39,222	3,343	–	42,565	52,379	1,282	–	53,661
– Watchlist	22	1,373	–	1,395	65	575	–	640
– Default	–	–	229	229	–	–	69	69
– Not rated	635	36	–	671	688	60	–	748
Gross business and government	143,201	5,184	229	148,614	132,038	2,213	69	134,320
ECL allowance	113	43	2	158	30	12	2	44
Net business and government	143,088	5,141	227	148,456	132,008	2,201	67	134,276
Total net undrawn credit facilities and other off-balance sheet exposures	$279,925	$8,742	$249	$288,916	$259,378	$6,028	$86	$265,492

Schedule of Loans Past Due But Not Impaired

$ millions, as at				2020 Jul. 31	2019 Oct. 31 (1)
	Less than 31 days	31 to 90 days	Over 90 days	Total	Total
Residential mortgages	$1,768	$1,481	$–	$3,249	$3,840
Personal	645	211	–	856	1,027
Credit card	359	164	50	573	838
Business and government	1,219	423	–	1,642	1,081
	$3,991	$2,279	$50	$6,320	$6,786
(1)	Certain comparative period amounts related to loans contractually past due but not impaired in CIBC FirstCaribbean were restated.